Consolidated Statements of Comprehensive Loss - USD ($)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022
Continuing operations
Revenue			$ 905,049
Cost of sales			(1,048,354)
Research and development expense	(179,061)	(601,942)	(1,351,217)	(985,158)
Marketing expense	(10,938)	(80,221)	(256,421)	(105,060)
Administrative expense	(127,886)	(820,946)	(4,808,655)	(2,523,230)
Other operating expense	(2,639)	(93,252)	(94,207)	(38,985)
Loss from operations	(320,524)	(1,596,361)	(6,653,805)	(3,652,433)
Share of loss from associate		(390,453)
Financial Cost			(160,035)	(2,130)
Other financial results			1,030,525	(872,342)
Transaction expenses			(3,535,046)
Share based payment cost of listing shares			(42,705,061)
Net loss before Income tax	(320,524)	(1,986,814)	(52,023,422)	(4,526,905)
Income tax benefit			234,542
Net loss of the year	$ (320,524)	$ (1,986,814)	$ (51,788,880)	$ (4,526,905)
Basic and diluted loss per share (in Dollars per share)	$ (0.01)	$ (0.07)	$ (1.5)	$ (0.15)
Other comprehensive income/loss
Net loss of the year	$ (320,524)	$ (1,986,814)	$ (51,788,880)	$ (4,526,905)
Foreign exchange differences on translation of foreign operations			18,112
Total other comprehensive income/(loss)			18,112
Total comprehensive loss for the year	$ (320,524)	$ (1,986,814)	$ (51,770,768)	$ (4,526,905)